Condensed Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Statement [Abstract]
OPERATING REVENUES	$ 1,129.9	$ 1,040.3
OPERATING EXPENSES
Contract drilling (exclusive of depreciation)	552.6	479.8
Depreciation	139.2	127.9
General and administrative	38.1	37.8
Total operating expenses	729.9	645.5
OPERATING (LOSS) INCOME	400.0	394.8
OTHER INCOME (EXPENSE)
Interest income	3.6	3.3
Interest expense, net	(34.6)	(39.2)
Other, net	1.9	6.1
Other income (expense), net	(29.1)	(29.8)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	370.9	365.0
PROVISION FOR INCOME TAXES
Current income tax expense	58.5	55.9
Deferred income tax (benefit) expense	(5.6)	(5.1)
Total provision for income taxes	52.9	50.8
INCOME FROM CONTINUING OPERATIONS	318.0	314.2
DISCONTINUED OPERATIONS, NET	(21.3)	5.7
NET INCOME	296.7	319.9
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(4.2)	(2.8)
NET INCOME ATTRIBUTABLE TO ENSCO	292.5	317.1
EARNINGS PER SHARE - DILUTED
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ 1.34	$ 1.34
Earnings Per Share, Basic and Diluted	$ 1.25	$ 1.36
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ (0.09)	$ 0.02
NET INCOME ATTRIBUTABLE TO ENSCO SHARES - BASIC AND DILUTED	$ 289.5	$ 313.8
WEIGHTED-AVERAGE SHARES OUTSTANDING
Basic (in shares)	231.3	230.3
Diluted (in shares)	231.4	230.6
CASH DIVIDENDS PER SHARE (in dollars per share)	$ 0.750	$ 0.500